Schedule of Estimated Amortization Expense (Details) - Next NRG Holding Corp [Member]	Mar. 31, 2024 USD ($)
2024 (9 Months)	$ 335,000
2025	446,668
2026	446,668
2027	446,668
2028	446,668
Thereafter	3,266,661
Total	$ 5,388,333